Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–162.22%(a)
New York–154.85%
Albany (County of), NY Airport Authority; Series 2010 A, Ref. RB (b)	5.00%	12/15/2025	$ 500	$ 510,445
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB (b)(c)	6.25%	11/15/2020	2,360	2,474,531
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2048	980	1,100,834
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,010	1,176,842
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (b)(c)	6.25%	01/15/2020	1,565	1,574,500
Series 2009, RB (b)(c)	6.37%	01/15/2020	1,025	1,031,365
Series 2009, RB (d)	0.00%	07/15/2034	8,315	5,206,770
Series 2016 A, Ref. RB (e)(f)	5.00%	07/15/2042	10,055	11,437,060
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	2,465	2,760,282
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	500	554,960
Series 2017 A, RB	5.00%	08/01/2047	1,500	1,639,440
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/2045	2,840	3,267,278
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.50%	04/01/2043	1,260	1,359,855
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	45	50,445
Series 2019, RB	4.00%	07/01/2049	1,300	1,454,154
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School);
Series 2017 A, RB (g)	5.00%	06/01/2037	500	551,015
Series 2017 A, RB (g)	5.00%	06/01/2047	1,225	1,335,728
Series 2017 A, RB (g)	5.00%	06/01/2052	1,250	1,359,700
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB (g)(h)	5.00%	01/01/2035	2,700	2,968,056
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB	5.00%	08/01/2032	650	697,190
Series 2012, RB	5.00%	08/01/2042	2,250	2,402,685
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	2,375	2,622,689
Erie (County of), NY Industrial Development Agency (City of Buffalo School District);
Series 2011 A, RB (f)	5.25%	05/01/2028	2,500	2,640,025
Series 2011 A, RB (f)	5.25%	05/01/2030	2,710	2,862,167
Series 2011 A, RB (f)	5.25%	05/01/2031	1,000	1,055,570
Series 2015, Ref. RB (f)	5.00%	05/01/2026	5,000	6,110,700
Series 2015, Ref. RB (f)	5.00%	05/01/2027	2,500	3,043,125
Series 2015, Ref. RB (f)	5.00%	05/01/2028	2,500	3,031,075
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,225	3,225,613
Hudson Yards Infrastructure Corp.;
Series 2012 A, RB (b)(c)	5.75%	02/15/2021	1,955	2,064,969
Series 2012 A, RB	5.75%	02/15/2047	1,205	1,267,407
Series 2017 A, Ref. RB (INS -AGM)(i)	4.00%	02/15/2047	1,425	1,570,322
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	1,245	1,292,073
Long Island (City of), NY Power Authority; Series 2017, RB	5.00%	09/01/2047	1,000	1,189,820
Long Island Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2036	1,345	1,605,392
Series 2019 A, RB	4.00%	09/01/2038	1,000	1,127,070
Metropolitan Transportation Authority;
Series 2012 H, RB (b)(c)	5.00%	11/15/2022	415	464,036
Series 2012 H, RB	5.00%	11/15/2030	335	368,225
Series 2013 E, RB (b)(c)	5.00%	11/15/2023	2,750	3,180,760
Subseries 2004 B-2, RB (b)(c)	5.00%	11/15/2021	1,360	1,466,991
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority (Climate Bond Certified);
Series 2017, RB	5.25%	11/15/2057	$ 2,065	$ 2,502,099
Subseries 2017 A-1, RB	5.25%	11/15/2057	3,975	4,734,940
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. RB (d)	0.00%	11/15/2040	8,250	4,428,022
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB (b)(c)	5.50%	10/01/2021	880	951,201
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2014 A, RB	5.50%	06/01/2034	1,000	1,159,330
Monroe County Industrial Development Corp. (University of Rochester);
Series 2011 A, RB (b)(c)	5.00%	07/01/2021	2,030	2,159,433
Series 2013 A, RB (b)(c)	5.00%	07/01/2023	1,000	1,142,130
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB (e)(f)	5.00%	11/15/2051	10,095	10,721,395
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	920	928,170
Series 2014 A, RB	6.70%	01/01/2049	420	415,300
Series 2014 C, RB (j)	2.00%	01/01/2049	152	24,630
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	1,000	1,113,140
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2037	1,000	1,067,520
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/2037	2,250	2,409,638
Nassau County Tobacco Settlement Corp.; Series 2006 A-3, RB	5.00%	06/01/2035	1,250	1,237,788
New York & New Jersey (States of) Port Authority;
Two Hundred Series 2017, Ref. RB (f)	5.25%	10/15/2057	6,885	8,296,287
Two Hundred Seventh Series 2018, Ref. RB (f)(h)	5.00%	09/15/2028	9,000	11,242,350
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS -NATL)(h)(i)	5.75%	12/01/2025	2,500	2,595,450
Series 2010, RB	6.00%	12/01/2042	1,930	2,014,997
New York & New Jersey (States of), NY Port Authority (JFK International Air Terminal LLC); Series 1997 6, RB (INS -NATL)(h)(i)	5.75%	12/01/2022	1,270	1,326,896
New York (City of), NY;
Series 2018 E-1, GO Bonds	5.25%	03/01/2035	1,000	1,255,370
Series 2019 A, GO Bonds	5.00%	08/01/2045	2,120	2,609,826
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	1,200	1,489,836
Subseries 2012 G-7, VRD GO Bonds (LOC - BK Tokyo-Mitsubishi UFJ)(k)(l)	1.20%	04/01/2042	300	300,000
Subseries 2019 D-1, GO Bonds	5.00%	12/01/2037	2,000	2,481,080
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2006, RB (INS -AMBAC)(i)	5.00%	01/01/2036	2,860	2,867,836
New York (City of), NY Municipal Water Finance Authority;
Series 2010 FF, RB	5.00%	06/15/2031	600	612,438
Series 2013 DD, RB	5.00%	06/15/2035	3,000	3,351,120
Series 2017 DD, RB (f)	5.25%	06/15/2047	3,600	4,377,852
New York (City of), NY Transitional Finance Authority;
Series 2018 S-3, RB	5.00%	07/15/2043	2,115	2,563,253
Series 2018 S-3, RB	5.25%	07/15/2045	690	850,342
Subseries 2009 A-1, RB (f)	5.00%	05/01/2030	345	345,000
Subseries 2011 D-1, RB (f)	5.00%	11/01/2033	13,500	14,445,675
Subseries 2011 E, RB	5.00%	11/01/2024	1,135	1,196,744
New York (City of), NY Trust for Cultural Resources (Carnegie Hall);
Series 2009 A, RB	5.00%	12/01/2039	1,880	1,880,000
Series 2019, Ref. RB	5.00%	12/01/2035	450	579,348
Series 2019, Ref. RB	5.00%	12/01/2037	275	351,491
Series 2019, Ref. RB	5.00%	12/01/2038	250	318,693
Series 2019, Ref. RB	5.00%	12/01/2039	375	476,790
New York (City of), NY Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB	5.00%	08/01/2033	2,000	2,241,680
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2008 BB-2, VRD RB (k)	1.17%	06/15/2039	$ 3,000	$ 3,000,000
New York (Counties of), NY Tobacco Trust V;
Series 2005 S-1, RB (d)	0.00%	06/01/2038	8,430	2,825,146
Series 2005 S-2, RB (d)	0.00%	06/01/2050	14,850	2,272,050
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS -AGC)(i)	5.00%	10/01/2024	35	35,097
Series 2011, RB (b)(c)	5.00%	10/01/2021	1,130	1,212,287
Series 2011, RB	5.00%	10/01/2025	65	69,235
Series 2014 C, RB (f)	5.00%	03/15/2041	6,000	6,810,900
Series 2018 A, RB	5.00%	07/01/2048	1,500	1,813,755
Series 2019 A, RB	5.00%	10/01/2034	1,980	2,436,568
New York (State of) Dormitory Authority (Catholic Health System Obligated Group); Series 2019 A, Ref. RB	4.00%	07/01/2045	1,750	1,921,448
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS -AMBAC)(i)	5.50%	05/15/2027	700	899,731
Series 2005 A, RB (INS -AMBAC)(i)	5.50%	05/15/2030	1,750	2,363,988
Series 2005 A, RB (INS -AMBAC)(i)	5.50%	05/15/2031	445	608,208
New York (State of) Dormitory Authority (Columbia University); Series 2018 A, RB	5.00%	10/01/2048	1,000	1,554,630
New York (State of) Dormitory Authority (Convent of The Sacred Heart); Series 2011, RB (INS -AGM)(i)	5.75%	11/01/2040	1,255	1,331,894
New York (State of) Dormitory Authority (Cornell University); Series 2010 A, RB	5.00%	07/01/2040	1,000	1,021,510
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS -NATL)(i)	5.25%	07/01/2028	2,065	2,518,639
New York (State of) Dormitory Authority (Fordham University);
Series 2011 A, RB (b)(c)	5.13%	07/01/2021	500	532,855
Series 2014, RB	5.00%	07/01/2044	1,000	1,130,750
New York (State of) Dormitory Authority (General Purpose);
Series 2010 E, RB (b)(c)	5.00%	02/18/2020	485	489,006
Series 2010 E, RB	5.00%	02/15/2040	15	15,110
Series 2011 A, RB (f)	5.00%	03/15/2030	3,000	3,144,600
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	2,835	3,237,485
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS -NATL)(i)	5.50%	07/01/2023	3,750	4,142,700
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2018 A, Ref. RB	5.00%	08/01/2030	2,000	2,457,680
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB (b)(c)	5.00%	07/01/2021	2,125	2,255,284
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB (b)(c)	6.00%	07/01/2020	500	514,155
New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS -BHAC)(i)	5.50%	07/01/2031	1,115	1,468,723
Series 2001 1, RB (INS -AMBAC)(i)	5.50%	07/01/2031	2,500	3,283,150
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2011 A, RB (b)(c)	5.00%	05/01/2021	500	527,440
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB (g)	5.00%	12/01/2045	1,075	1,204,366
Series 2017, Ref. RB (g)	5.00%	12/01/2036	900	1,051,974
Series 2017, Ref. RB (g)	5.00%	12/01/2037	1,500	1,748,475
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB (b)(c)	5.00%	05/01/2023	25	28,300
Series 2013 A, RB (b)(c)	5.00%	05/01/2023	30	33,960
Series 2013 A, RB	5.00%	05/01/2025	1,120	1,239,381
Series 2013 A, RB	5.00%	05/01/2029	1,270	1,389,812
New York (State of) Dormitory Authority (Pratt Institute); Series 2015 A, Ref. RB	5.00%	07/01/2044	1,085	1,217,771
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2010, RB (b)	5.00%	07/01/2040	$ 1,750	$ 1,790,110
Series 2019 A, RB	5.00%	07/01/2049	2,095	2,549,845
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/2041	1,870	1,909,233
New York (State of) Dormitory Authority (St. Johns University);
Series 2012, RB (b)(c)	5.00%	07/01/2022	5	5,504
Series 2012, RB	5.00%	07/01/2030	1,445	1,575,830
New York (State of) Dormitory Authority (St. John’s University); Series 2012, RB (b)(c)	5.00%	07/01/2022	1,330	1,465,753
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/2035	1,500	1,515,270
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB (b)(c)	5.00%	07/01/2023	2,815	3,209,747
New York (State of) Dormitory Authority (The New School);
Series 2010, RB (b)(c)	5.50%	07/01/2020	2,755	2,825,252
Series 2011, Ref. RB	5.00%	07/01/2031	1,750	1,845,935
New York (State of) Dormitory Authority (Touro College and University System); Series 2014 A, RB	5.50%	01/01/2044	2,130	2,337,206
New York (State of) Housing Finance Agency; Series 2009 B, VRD RB (LOC - Landesbank Hessen-thrgn)(k)(l)	1.18%	05/01/2042	600	600,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (k)	1.09%	11/01/2044	750	750,000
New York (State of) Metropolitan Transportation Authority; Subseries 2015 A-2, RB (SIFMA Municipal Swap Index + 0.58%)(c)(m)	1.68%	06/01/2020	5,000	5,000,600
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/2038	1,770	1,893,635
New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2034	4,085	4,612,006
Series 2019 B, RB (INS -AGM)(i)	4.00%	01/01/2040	2,340	2,667,928
Series 2019 B, RB	4.00%	01/01/2045	1,000	1,119,120
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB (f)	5.00%	12/15/2032	12,500	14,284,250
New York City Health & Hospital Corp.; Series 2010 A, RB	5.00%	02/15/2030	2,780	2,800,016
New York City Water & Sewer System; Series 2019 AA, Ref. RB	4.00%	06/15/2040	3,500	3,993,675
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2016 B, RB (d)	0.00%	11/15/2044	1,730	818,325
Series 2016, RB (d)	0.00%	11/15/2056	5,000	1,508,800
New York Liberty Development Corp.; Series 2019, Ref. RB	2.80%	09/15/2069	2,785	2,806,695
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB (g)	5.00%	11/15/2044	4,895	5,408,534
Series 2014, Class 3, Ref. RB (g)	7.25%	11/15/2044	1,085	1,289,034
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. RB	5.00%	11/15/2031	2,125	2,275,238
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Class 1, Ref. RB (f)	5.00%	09/15/2040	14,445	15,569,543
Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	3,215	3,449,952
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. RB (b)(c)	6.37%	01/15/2020	2,785	2,802,295
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	700	953,393
Series 2007, RB	5.50%	10/01/2037	2,145	3,059,027
New York State Environmental Facilities Corp. (2010 Master Financing Program); Series 2010 C, RB	5.00%	10/15/2039	1,905	1,930,241
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, RB	5.00%	06/15/2031	1,570	1,661,500
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB (h)	5.00%	08/01/2026	2,055	2,155,387
Series 2016, Ref. RB (h)	5.00%	08/01/2031	2,170	2,268,344
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, RB (h)	5.00%	01/01/2036	5,455	6,446,173
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB (e)(f)(h)	5.00%	07/01/2046	7,000	7,731,360
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB (g)(h)	4.75%	11/01/2042	1,820	1,922,812
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB (h)	5.00%	04/01/2028	$ 1,000	$ 1,128,430
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	725	774,075
North Syracuse Central School District; Series 2007, Ref. GO Bonds (INS -NATL)(i)	5.00%	06/15/2023	940	1,058,628
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS -AGM)(i)	4.00%	12/01/2049	1,000	1,106,800
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.37%	07/01/2040	2,435	2,483,213
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	1,375	1,410,351
Series 2005 A, RB (d)(g)	0.00%	08/15/2045	8,500	1,634,210
Series 2005 C, RB (d)(g)	0.00%	08/15/2060	96,000	4,368,000
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB (f)	5.00%	10/15/2031	7,235	8,494,541
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/2040	1,035	1,071,918
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	1,085	1,209,460
Syracuse (City of), NY; Series 2011 A, GO Bonds (h)	5.00%	11/01/2036	500	529,655
Syracuse (City of), NY Industrial Development Agency (Carousel Center);
Series 2016 A, Ref. RB (h)	5.00%	01/01/2032	1,500	1,652,370
Series 2016 A, Ref. RB (h)	5.00%	01/01/2035	1,745	1,906,116
Tompkins (County of), NY Industrial Development Agency (Cornell University); Series 2008 A, RB	5.00%	07/01/2037	750	766,088
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB	5.00%	07/01/2027	1,000	661,250
Series 2013 A, RB	5.00%	07/01/2032	750	495,938
Series 2013 A, RB	5.00%	07/01/2038	2,000	1,322,500
Triborough Bridge & Tunnel Authority;
Series 2013 A, Ref. RB (d)	0.00%	11/15/2032	2,000	1,453,740
Series 2013 C, RB (f)	5.00%	11/15/2038	7,210	8,030,065
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Series 2018 D, RB (67% of SOFR + 0.50%)(c)(m)	1.59%	10/01/2020	2,850	2,854,132
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2010 A, RB (b)	5.00%	09/01/2030	2,500	2,570,725
Series 2010 A, RB (b)	5.13%	09/01/2040	985	1,013,772
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2048	2,070	2,054,454
Series 2017 A, Ref. RB	5.00%	06/01/2036	2,885	3,384,422
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB (g)(h)	7.00%	06/01/2046	1,030	1,160,254
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	2,705	2,839,601
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, RB	6.25%	10/15/2040	1,200	1,232,232
				435,448,825
Guam–4.65%
Guam (Territory of);
Series 2011 A, RB	5.25%	01/01/2036		1,125	1,183,230
Series 2011 A, RB	5.13%	01/01/2042		435	454,023
Guam (Territory of) (Section 30);
Series 2009 A, RB (b)(c)	5.62%	12/01/2019		860	860,000
Series 2009 A, RB (b)(c)	5.75%	12/01/2019		500	500,000
Series 2016 A, Ref. RB	5.00%	12/01/2031		1,000	1,147,970
Guam (Territory of) International Airport Authority;
Series 2013 C, RB (INS -AGM)(h)(i)	6.00%	10/01/2034		950	1,103,995
Series 2013 C, RB (h)	6.25%	10/01/2034		1,500	1,727,460
Guam (Territory of) Power Authority;
Series 2010 A, RB (b)(c)	5.50%	10/01/2020		1,020	1,056,516
Series 2012 A, Ref. RB	5.00%	10/01/2034		1,370	1,461,543
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–(continued)
Guam (Territory of) Waterworks Authority; Series 2010, RB (b)(c)	5.62%	07/01/2020	$ 3,500	$ 3,591,560
				13,086,297
Puerto Rico–1.52%
Children’s Trust Fund; Series 2002, RB	5.50%	05/15/2039		820	834,514
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS -NATL)(i)	5.25%	07/01/2030		500	538,620
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. RB (INS -AGC)(i)	5.25%	07/01/2034		1,800	2,029,896
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (d)	0.00%	07/01/2029		565	418,535
Series 2018 A-1, RB (d)	0.00%	07/01/2031		650	445,009
					4,266,574
Virgin Islands–1.20%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044		785	749,675
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029		1,570	1,573,988
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025		1,055	1,056,983
					3,380,646
TOTAL INVESTMENTS IN SECURITIES(n)–162.22% (Cost $426,285,089)					456,182,342
FLOATING RATE NOTE OBLIGATIONS–(31.89)%
Notes with interest and fee rates ranging from 1.62% to 1.70% at 11/30/2019 and contractual maturities of collateral ranging from 05/01/2026 to 10/15/2057(o)					(89,670,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(32.14)%					(90,395,130)
OTHER ASSETS LESS LIABILITIES–1.81%					5,097,517
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$281,214,729
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Zero coupon bond issued at a discount.
(e)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $18,100,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $26,002,158, which represented 9.25% of the Trust’s Net Assets.
(h)	Security subject to the alternative minimum tax.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2019 represented less than 1% of the Trust’s Net Assets.
(k)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2019. At November 30, 2019, the Trust’s investments with a value of $143,673,540 are held by TOB Trusts and serve as collateral for the $89,670,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2019, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Trust for Investment Grade New York Municipals